Summary of Detailed Information About Reconciliation of Operating Loss to Net Loss Explanatory (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	$ 311,605	$ 192,772
Depreciation and amortization	279,035	282,326
Gains (losses) on disposals of non-current assets	(29,926)	(8,516)
Foreign exchange	1,278	393
Finance charges	87,813	91,431
Loss on investments and other assets	(12,452)	400
Loss on redemption and repurchase of unsecured senior notes	0	9,520
Income taxes	20,150	(5,396)
Net loss	$ (34,293)	$ (177,386)